Fair Value Measurements (Tables)	4 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$287,491,254